Transactions with Related Parties - Credit Facilities - Interest Rate Swap Facility (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) director	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) director
Line of Credit Facility [Line Items]
Interest rate swap, notional amount	$ 80,000,000
Number of independent members of board serving as Chief Executive Officer of financial advisor | director	1
Lofou
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 20,000,000	$ 30,000,000
Line of credit | Lofou
Line of Credit Facility [Line Items]
Maximum borrowing capacity	20,000,000
Borrowing capacity increase	$ 10,000,000
Borrowing capacity, extension of expiration period (in years)	2 years
Line of credit | Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 70,000,000
Number of independent members of board serving as Chief Executive Officer of financial advisor | director			1